Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Class A Ordinary Shares	Class B Ordinary Shares	Subscription receivable	Additional paid-in capital	Statutory reserves	Retained earnings	Accumulated other comprehensive (loss)/income	Total
Balance at Mar. 31, 2023		$ 2,500	$ 2,500	$ (5,000)	$ 1,236,773	$ 813,235	$ 9,786,946	$ (1,345,687)	$ 10,491,267
Balance (in Shares) at Mar. 31, 2023	[1]	500,000	500,000
Net loss							(1,295,163)		(1,295,163)
Capital injection by shareholder				5,000					5,000
Issuance of ordinary shares, net of issuance cost		$ 791			3,619,022				3,619,813
Issuance of ordinary shares, net of issuance cost (in Shares)	[1]	158,125
Foreign currency translation								(523,250)	(523,250)
Balance at Mar. 31, 2024		$ 3,291	$ 2,500		4,855,795	813,235	8,491,783	(1,868,937)	12,297,667
Balance (in Shares) at Mar. 31, 2024	[1]	658,125	500,000
Net loss							(1,410,465)		(1,410,465)
Foreign currency translation								(161,106)	(161,106)
Balance at Mar. 31, 2025		$ 3,291	$ 2,500		4,855,795	813,235	7,081,318	(2,030,043)	10,726,096
Balance (in Shares) at Mar. 31, 2025	[1]	658,125	500,000
Net loss							(4,805,561)		(4,805,561)
Issuance of ordinary shares, net of issuance cost		$ 5,883			6,335,007				6,340,890
Issuance of ordinary shares, net of issuance cost (in Shares)	[1]	1,176,663
Cashless exercise of warrants		$ 7,894			(7,894)
Cashless exercise of warrants (in Shares)	[1]	1,578,732
Foreign currency translation								430,117	430,117
Balance at Mar. 31, 2026		$ 17,068	$ 2,500		$ 11,182,908	$ 813,235	$ 2,275,757	$ (1,599,926)	$ 12,691,542
Balance (in Shares) at Mar. 31, 2026	[1]	3,413,520	500,000

[1]	Retrospectively restated for effect of the share consolidation completed in January 2026 (see Note 14).